Other income, net (Details Textual) € in Thousands, $ in Thousands, ₨ in Millions		12 Months Ended
		Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 EUR (€)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Statement [Line Items]
Miscellaneous income, net		₨ 0			₨ 0	₨ 0	[1]
Gain on sale of intangible assets					1,064
Gains (loss) on disposals of assets	[2],[3]	(1,211)			₨ 1,119	₨ (42)
Delpharm Development Leiden BV [Member]
Statement [Line Items]
Gains (loss) on disposals of assets		(991)		€ (11,360)
Proprietary Products [Member] | Indivior Inc Indivior UK Limited andAquestiveTherapeutics Inc [Member] | Settlement Agreement [Member]
Statement [Line Items]
Miscellaneous income, net		₨ 5,638	$ 71,390

[1]	Rounded to the nearest million.
[2]	Included in the year ended March 31, 2022, is an amount of Rs.1,064 representing gain on sale of intangible assets, pursuant to a definitive agreement with Citius for the sale of all of its rights relating to its anti-cancer agent E7777 (denileukin diftitox). Refer to Note 14 (“Other intangible assets”) of these consolidated financial statements for further details.
[3]	Included in the year ended March 31, 2023, is an amount of Rs.991 (EUR 11.36) representing the loss on sale of assets, pursuant to an agreement with Delpharm Development Leiden B.V for the transfer of certain assets, liabilities and employees at its site at Leiden, Netherlands. This transaction pertains to the Company’s Global Generics segment.